UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-7412

Exact name of registrant as specified in charter:
Delaware Investments Arizona Municipal Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Investments
Closed-End
Municipal Bond
Funds

September 30, 2007

Closed-end funds

Table of contents

> Sector allocations and credit quality breakdowns	1
> Statements of net assets	3
> Statements of operations	14
> Statements of changes in net assets	15
> Financial highlights	16
> Notes to financial statements	20
> Other Fund information	26
> About the organization	32

Dividend Reinvestment Plans

Each Fund offers an automatic dividend reinvestment program. If Fund shares are registered in your name and you are not already reinvesting dividends but would like to do so, contact the dividend plan agent, Mellon Investor Services LLC, at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in a “street” name, contact your financial advisor or the broker/dealer holding the shares.

Under the current policies of Delaware Investments Arizona Municipal Income Fund, Delaware Investments Florida Insured Municipal Income Fund (renamed Delaware Investments National Municipal Income Fund, effective Oct. 15, 2007), and Delaware Investments Minnesota Municipal Income Fund II, all distributions of net investment income and capital gains to common stock shareholders are automatically reinvested in additional shares unless shareholders elect to receive all dividends and other distributions in cash paid by check mailed directly to shareholders by the dividend plan agent. Under the current policies of Delaware Investments Colorado Insured Municipal Income Fund, distributions of net investment income and capital gains to common shareholders will be paid in cash unless shareholders notify Mellon Investor Services LLC of their desire to participate in the dividend reinvestment program.

After each Fund declares a dividend or determines to make a capital gains distribution, the plan agent will, as agent for the participants, receive the cash payment and use it to buy shares in the open market on the American Stock Exchange. The Funds will not issue any new shares in connection with the plan. You can contact Mellon at:

Mellon Investor Services LLC
Dividend Reinvestment Department
Overpeck Centre
85 Challenger Road
Ridgefield, NJ 07660
800 851-9677

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

Sector allocations and credit quality breakdowns

As of September 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments
Arizona Municipal Income Fund, Inc.

Percentage
Sector	of Net Assets
Municipal Bonds	154.59%
Education Revenue Bonds	15.33%
Electric Revenue Bonds	13.35%
Escrowed to Maturity Bonds	6.18%
Health Care Revenue Bonds	19.89%
Housing Revenue Bonds	2.10%
Lease Revenue Bonds	6.45%
Local General Obligation Bonds	16.86%
Pre-Refunded Bonds	41.03%
Special Tax Revenue Bonds	10.81%
Transportation Revenue Bonds	16.91%
Water & Sewer Revenue Bonds	5.68%
Total Value of Securities	154.59%
Receivables and Other Assets Net of Liabilities	4.03%
Liquidation Value of Preferred Stock	(58.62% )
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	67.95%
AA	12.68%
A	10.02%
BBB	9.35%
Total	100.00%

Delaware Investments
Colorado Insured Municipal Income Fund, Inc.

Percentage
Sector	of Net Assets
Municipal Bonds	151.27%
Education Revenue Bonds	27.28%
Electric Revenue Bonds	1.48%
Health Care Revenue Bonds	5.16%
Lease Revenue Bonds	13.12%
Local General Obligation Bonds	14.65%
Pre-Refunded Bonds	53.11%
Special Tax Revenue Bonds	9.64%
Transportation Revenue Bonds	14.65%
Water & Sewer Revenue Bonds	12.18%
Short-Term Investment	0.28%
Total Value of Securities	151.55%
Receivables and Other Assets Net of Liabilities	4.53%
Liquidation Value of Preferred Stock	(56.08% )
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	100.00%
Total	100.00%

(continues)     1

Sector allocations and credit quality breakdowns

As of September 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments Florida Insured Municipal Income Fund

Percentage
Sector	of Net Assets
Municipal Bonds	155.79%
Education Revenue Bonds	3.68%
Electric Revenue Bonds	5.99%
Health Care Revenue Bonds	18.47%
Housing Revenue Bonds	23.48%
Lease Revenue Bonds	20.33%
Local General Obligation Bonds	3.02%
Pre-Refunded Bonds	9.41%
Special Tax Revenue Bonds	29.79%
State General Obligation Bonds	6.03%
Transportation Revenue Bonds	15.71%
Water & Sewer Revenue Bonds	19.88%
Short-Term Investment	0.59%
Total Value of Securities	156.38%
Receivables and Other Assets Net of Liabilities	2.37%
Liquidation Value of Preferred Stock	(58.75% )
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	100.00%
Total	100.00%

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Percentage
Sector	of Net Assets
Municipal Bonds	158.79%
Corporate-Backed Revenue Bonds	6.62%
Education Revenue Bonds	5.10%
Electric Revenue Bonds	21.30%
Escrowed to Maturity Bonds	17.26%
Health Care Revenue Bonds	23.22%
Housing Revenue Bonds	9.09%
Lease Revenue Bonds	9.52%
Local General Obligation Bonds	19.91%
Pre-Refunded Bonds	30.37%
Special Tax Revenue Bonds	4.25%
State General Obligation Bonds	4.44%
Transportation Revenue Bonds	7.71%
Short-Term Investments	1.46%
Total Value of Securities	160.25%
Liabilities Net of Receivables and Other Assets	(3.55%	)
Liquidation Value of Preferred Stock	(56.70%	)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	55.35%
AA	14.95%
A	16.50%
BBB	9.17%
BB	2.16%
B	0.37%
Not Rated	1.50%
Total	100.00%

Statements of net assets

Delaware Investments Arizona Municipal Income Fund, Inc.

September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 154.59%
Education Revenue Bonds – 15.33%
Arizona State University Certificates
of Participation (Research
Infrastructure Project)
5.00% 9/1/30 (AMBAC)	$1,000,000	$1,028,530
Arizona Student Loan Acquisition
Authority Revenue Refunding
Series A-1 5.90% 5/1/24 (AMT)	1,500,000	1,573,290
Glendale Industrial Development
Authority Revenue Refunding
(Midwestern University)
5.00% 5/15/31	350,000	352,149
Northern Arizona University
Certificates of Participation
(Northern Arizona University
Research Project)
5.00% 9/1/30 (AMBAC)	1,000,000	1,031,980
Pima County Industrial Development
Authority (Tucson Country Day
School Project) 5.00% 6/1/37	500,000	462,560
South Campus Group Student
Housing Revenue (Arizona State
University South Campus Project)
5.625% 9/1/35 (MBIA)	1,000,000	1,079,460
University of Puerto Rico Revenue
Series Q 5.00% 6/1/36	1,000,000	1,007,280
		6,535,249
Electric Revenue Bonds – 13.35%
Salt River Project Agricultural
Improvement & Power District
Electric System Revenue
(Salt River Project)
Series A 5.00% 1/1/31	1,765,000	1,810,696
Series A 5.00% 1/1/37	2,500,000	2,586,124
Series B 5.00% 1/1/25	1,250,000	1,295,113
		5,691,933
Escrowed to Maturity Bonds – 6.18%
Puerto Rico Commonwealth
Infrastructure Financing Authority
Series A 5.50% 10/1/40	2,500,000	2,637,300
		2,637,300
Health Care Revenue Bonds – 19.89%
Glendale Industrial Development
Authority Hospital Refunding
Revenue (John C Lincoln Health)
5.00% 12/1/42	1,500,000	1,396,710
Maricopa County Industrial
Development Authority Revenue
(Catholic Healthcare West) Series A
5.25% 7/1/32	750,000	766,605
5.50% 7/1/26	430,000	447,669
(Mayo Clinic) 5.00% 11/15/36	750,000	761,250
Show Low Industrial Development
Authority Hospital Revenue
(Navapache Regional Medical Center)
Series A 5.50% 12/1/17 (ACA)	1,600,000	1,627,216
University Medical Center Hospital
Revenue
5.00% 7/1/33	1,000,000	961,420
5.00% 7/1/35	500,000	478,635
Yavapai County Industrial
Development Authority Revenue
(Yavapai Regional Medical Center)
Series A 5.25% 8/1/21 (RADIAN)	2,000,000	2,044,220
		8,483,725
Housing Revenue Bonds – 2.10%
Phoenix Industrial Development
Authority Single Family
Statewide Revenue
Series A 5.35% 6/1/20 (GNMA)
(FNMA) (FHLMC) (AMT)	465,000	468,655
Series C 5.30% 4/1/20 (GNMA)
(FNMA) (FHLMC) (AMT)	370,000	373,093
Pima County Industrial Development
Authority Single Family
Mortgage Revenue Series A-1
6.125% 11/1/33 (GNMA) (FNMA)
(FHLMC) (AMT)	55,000	55,565
		897,313
Lease Revenue Bonds – 6.45%
Arizona Game & Fishing Department
& Commission Beneficial Interest
Certificates (AGF Administration
Building Project) 5.00% 7/1/26	640,000	652,915
Coconino County Unified School
District #8 (Page Impact Aid
Revenue Project of 2004) Series A
5.00% 7/1/15 (MBIA)	1,000,000	1,074,890
Nogales Development Authority
Municipal Facilities Revenue
5.00% 6/1/30 (AMBAC)	500,000	511,315
Prescott Valley Municipal Property
5.00% 1/1/27 (FGIC)	500,000	512,380
		2,751,500
Local General Obligation Bonds – 16.86%
Flagstaff Aspen Place Sawmill
Improvement District 5.00% 1/1/32	385,000	382,829
«Gila County Unified School District #10
Improvement (Payson Step Coupon
Project of 2006) Series A
1.00% 7/1/27 (AMBAC)	500,000	497,700
Marana Tangerine Farms Road
Improvement District Revenue
4.60% 1/1/26	1,000,000	952,630
Maricopa County School District #6
(Washington Elementary) Refunding
Series A 5.375% 7/1/13 (FSA)	3,000,000	3,278,610
(School Improvement Project of
2001) Series B 5.00% 7/1/17 (FSA)	1,000,000	1,087,660

(continues)     3

Statements of net assets

Delaware Investments Arizona Municipal Income Fund, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Queen Creek Improvement District #1
5.00% 1/1/32	$1,000,000	$ 988,840
		7,188,269
§Pre-Refunded Bonds – 41.03%
Arizona School Facilities Board
Certificates of Participation Series B
5.25% 9/1/19-14 (FSA)	1,000,000	1,097,420
Arizona School Facilities Board
Revenue (State School
Improvement) Series 2001
5.00% 7/1/19-11	2,000,000	2,105,040
Arizona Transportation Board Highway
Revenue 5.75% 7/1/18-09	2,350,000	2,440,686
Arizona Water Infrastructure Finance
Authority Revenue (Water Quality)
Series A 5.05% 10/1/20-11	1,500,000	1,585,380
Oro Valley Municipal Property Excise
Tax 5.00% 7/1/20-11 (FGIC)	1,000,000	1,061,300
Phoenix Civic Improvement Excise Tax
(Senior Lien Municipal Courthouse
Project) Series A 5.25% 7/1/24-9	1,000,000	1,039,550
Puerto Rico Commonwealth Public
Improvement Revenue Series A
5.125% 7/1/31-11	250,000	264,583
Puerto Rico Highway & Transportation
Authority Transportation Refunding
Series D 5.00% 7/1/32-12 (FSA)	3,475,000	3,700,700
Scottsdale Industrial Development
Authority Hospital Revenue
(Scottsdale Healthcare)
5.80% 12/1/31-11	1,000,000	1,093,620
Southern Arizona Capital Facilities
Finance Corporation (University of
Arizona Project) 5.00% 9/1/23-12
(MBIA)	1,150,000	1,223,911
University of Arizona Certificates of
Participation (University of Arizona
Project) Series B 5.125% 6/1/22-12
(AMBAC)	500,000	532,625
Virgin Islands Public Finance Authority
Revenue (Gross Receipts Tax Loan
Note) Series A 6.125% 10/1/29-10
(ACA)	1,250,000	1,354,363
		17,499,178
Special Tax Revenue Bonds – 10.81%
Arizona Tourism & Sports Authority
(Multipurpose Stadium Facilities)
Series A 5.00% 7/1/31 (MBIA)	1,000,000	1,025,300
Glendale Municipal Property Series A
5.00% 7/1/33 (AMBAC)	3,000,000	3,072,990
San Luis Civic Improvement Municipal
Facilities Excise Tax Revenue
5.00% 7/1/38 (XLCA)	500,000	513,385
		4,611,675
Transportation Revenue Bonds – 16.91%
Phoenix Civic Improvement Airport Revenue
Series B 5.25% 7/1/27 (FGIC) (AMT)	2,000,000	2,051,840
Puerto Rico Commonwealth Highway &
Transportation Authority Transportation
Refunding Series D 5.00% 7/1/32 (FSA)	5,025,000	5,160,424
		7,212,264
Water & Sewer Revenue Bonds – 5.68%
Phoenix Civic Improvement Wastewater
Systems Revenue Junior Lien
5.00% 7/1/24 (FGIC)	1,590,000	1,643,758
5.00% 7/1/26 (FGIC)	750,000	777,225
		2,420,983
Total Municipal Bonds
(cost $64,126,987)		65,929,389

Total Value of Securities – 154.59%
(cost $64,126,987)		65,929,389
Receivables and Other Assets
Net of Liabilities – 4.03%		1,717,558
Liquidation Value of Preferred Stock – (58.62%)		(25,000,000)
Net Assets Applicable to 2,982,200
Shares Outstanding – 100.00%		$ 42,646,947

Net Asset Value Per Common Share
($42,646,947 / 2,982,200 Shares)		$14.30

Components of Net Assets at September 30, 2007:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$ 40,838,893
Distributions in excess of net investment income		(28,267)
Accumulated net realized gain on investments		33,919
Net unrealized appreciation of investments		1,802,402
Total net assets		$ 42,646,947

«	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at September 30, 2007.

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHLMC — Insured by the Federal Home Loan Mortgage Corporation
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
XLCA — Insured by XL Capital Assurance

See accompanying notes

Delaware Investments Colorado Insured Municipal Income Fund, Inc.

September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 151.27%
Education Revenue Bonds – 27.28%
Boulder County Development
Revenue Refunding (University
Corporation for Atmospheric
Research) 5.00% 9/1/26 (MBIA)	$ 4,500,000	$ 4,646,970
Colorado Educational & Cultural
Facilities Authority
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (XLCA)	3,000,000	3,073,200
(Littleton School Project)
4.375% 1/15/36 (CIFG)	1,200,000	1,128,156
(University of Northern Colorado)
Series A 5.00% 7/1/31 (MBIA)	2,500,000	2,557,700
Colorado State Board of Governors
(Colorado University) Series B
5.00% 3/1/35 (AMBAC)	1,800,000	1,839,618
University of Colorado Enterprise
System Revenue Series A
5.00% 6/1/30 (AMBAC)	2,000,000	2,081,980
University of Northern Colorado
Revenue Refunding
5.00% 6/1/35 (FSA)	4,000,000	4,129,640
		19,457,264
Electric Revenue Bonds – 1.48%
Arkansas River Power Authority
Revenue Improvement
5.25% 10/1/32 (XLCA)	1,000,000	1,052,390
		1,052,390
Health Care Revenue Bonds – 5.16%
Colorado Health Facilities
Authority Revenue
(North Colorado Medical Center)
5.95% 5/15/12 (MBIA)	1,070,000	1,073,499
(Porter Place) Series A
6.00% 1/20/36 (GNMA)	2,515,000	2,608,759
		3,682,258
Lease Revenue Bonds – 13.12%
Colorado Educational & Cultural
Facilities Authority Revenue
Refunding (Bromley School
Project) 5.25% 9/15/32 (XLCA)	1,000,000	1,048,690
Denver Convention Center Hotel
Authority Revenue Refunding
5.00% 12/1/35 (XLCA)	5,000,000	5,111,600
Glendale Certificates of Participation
5.00% 12/1/25 (XLCA)	1,500,000	1,565,520
Westminster Building Authority
Certificates of Participation
5.25% 12/1/22 (MBIA)	1,555,000	1,630,791
		9,356,601
Local General Obligation Bonds – 14.65%
Adams & Arapahoe Counties Joint
School District #28J (Aurora)
5.25% 12/1/25 (MBIA)	2,000,000	2,141,880
Adams County School District #14
5.125% 12/1/31 (FSA)	500,000	525,050
Arapahoe County Water &
Wastewater Public Improvement
District Refunding Project Series A
5.125% 12/1/32 (MBIA)	1,000,000	1,040,580
Bowles Metropolitan District
Refunding 5.00% 12/1/33 (FSA)	2,000,000	2,051,100
Centennial Downs Metropolitan
District Refunding
5.00% 12/1/28 (AMBAC)	1,000,000	1,036,830
Douglas County School District #Re-1
(Douglas & Elbert Counties)
5.00% 12/15/21 (MBIA)	1,000,000	1,044,480
Garfield County School District #Re-2
5.00% 12/1/25 (FSA)	1,000,000	1,052,160
Green Valley Ranch Metropolitan
District Refunding
5.75% 12/1/19 (AMBAC)	1,000,000	1,043,580
Sand Creek Metropolitan District
Refunding & Improvement
5.00% 12/1/31 (XLCA)	500,000	512,640
		10,448,300
§Pre-Refunded Bonds – 53.11%
Auraria Higher Education Center
Parking Facilities System
5.50% 4/1/26-10 (AMBAC)	2,485,000	2,602,441
Aurora Certificates of Participation
5.50% 12/1/30-10 (AMBAC)	2,000,000	2,116,940
Burlingame Multifamily Housing
Revenue Series A
6.00% 11/1/29-09 (MBIA)	2,290,000	2,425,476
Colorado Educational & Cultural
Facilities Authority
(University of Colorado
Foundation Project)
5.00% 7/1/27-12 (AMBAC)	4,000,000	4,239,960
(University of Denver Project)
Refunding & Improvement
5.50% 3/1/21-11 (AMBAC)	3,200,000	3,401,056
Series B 5.25% 3/1/35-16 (FGIC)	1,500,000	1,656,075
Colorado Water Resources & Power
Development Authority Revenue
Series A 5.80% 11/1/20-10 (FGIC)	1,220,000	1,300,947
Denver City & County Excise Tax
Revenue (Colorado Convention
Center Project)
Series A 5.00% 9/1/20-11 (FSA)	6,500,000	6,804,459
Denver Convention Center
Hotel Authority Series A
5.00% 12/1/33-13 (XLCA)	3,000,000	3,224,520

 (continues)     5

Statements of net assets

Delaware Investments Colorado Insured Municipal Income Fund, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
E-470 Public Highway Authority
Series A
5.75% 9/1/29-10 (MBIA)	$ 3,000,000	$ 3,234,570
5.75% 9/1/35-10 (MBIA)	1,700,000	1,832,923
Eagle County Certificates of Participation
5.40% 12/1/18-09 (MBIA)	1,000,000	1,049,430
Garfield Pitkin & Eagle County School
District #Re-1 (Roaring Fork
County) Series A
5.00% 12/15/27-14 (FSA)	1,500,000	1,627,830
Pueblo County (Library District Project)
5.80% 11/1/19-09 (AMBAC)	1,395,000	1,460,133
Weld & Adams Counties School District
#Re-3J 5.00% 12/15/24-14 (FSA)	830,000	900,733
		37,877,493
Special Tax Revenue Bonds – 9.64%
Broomfield Sales & Use Tax Revenue
Refunding & Improvement Series A
5.00% 12/1/31 (AMBAC)	650,000	667,167
Golden Sales & Use Tax Revenue
Improvement Series B
5.10% 12/1/20 (AMBAC)	1,000,000	1,048,560
Gypsum Sales Tax & General Funding
Revenue 5.25% 6/1/30 (Assured Gty)	1,000,000	1,073,990
Regional Transportation District Sales Tax
Revenue (Fastracks Project) Series A
4.375% 11/1/31 (AMBAC)	1,250,000	1,196,087
4.50% 11/1/36 (FSA)	3,000,000	2,889,150
		6,874,954
Transportation Revenue Bonds – 14.65%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (FGIC)	1,000,000	1,043,520
Series E 5.25% 11/15/23 (MBIA)	4,500,000	4,553,145
Northwest Parkway Public Highway
Authority Series A
5.25% 6/15/41 (FSA)	4,150,000	4,297,159
Puerto Rico Commonwealth Highway
& Transportation Authority
Revenue Refunding Series N
5.25% 7/1/39 (FGIC)	500,000	556,195
		10,450,019
Water & Sewer Revenue Bonds – 12.18%
Aurora Water Improvement Revenue
First Lien Series A
5.00% 8/1/32 (AMBAC)	750,000	781,028
Colorado Water Resources & Power
Development Authority Small
Water Revenue Series A
5.80% 11/1/20 (FGIC)	780,000	828,227
Colorado Water Resources & Power
Development Authority Water
Resources Revenue (Parker Water
& Sanitation District) Series D
5.125% 9/1/34 (MBIA)	1,500,000	1,557,735
5.25% 9/1/43 (MBIA)	2,000,000	2,092,560
Lafayette Water Revenue
5.00% 12/1/27 (MBIA)	1,100,000	1,139,490
Ute Water Conservancy District
Revenue 5.75% 6/15/20 (MBIA)	2,155,000	2,289,472
		8,688,512
Total Municipal Bonds
(cost $104,301,056)		107,887,791

•Short-Term Investment – 0.28%
Variable Rate Demand Note – 0.28%
Colorado Housing & Finance
Authority Single Family Mortgage
Class 1-B-2 3.85% 5/1/34	200,000	200,000
Total Short-Term Investment
(cost $200,000)		200,000

Total Value of Securities – 151.55%
(cost $104,501,056)		108,087,791
Receivables and Other Assets
Net of Liabilities – 4.53%		3,234,675
Liquidation Value of Preferred Stock – (56.08%)		(40,000,000)
Net Assets Applicable to 4,837,100
Shares Outstanding – 100.00%		$ 71,322,466

Net Asset Value Per Common Share
($71,322,466 / 4,837,100 Shares)		$ 14.74

Components of Net Assets at September 30, 2007
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$ 67,238,110
Undistributed net investment income		178,363
Accumulated net realized gain on investments		319,258
Net unrealized appreciation of investments		3,586,735
Total net assets		$ 71,322,466

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2007.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
Assured Gty — Insured by the Assured Guaranty Corporation
CIFG — CDC IXIS Financial Guaranty
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
XLCA — Insured by XL Capital Assurance

See accompanying notes

Delaware Investments Florida Insured Municipal Income Fund

September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 155.79%
Education Revenue Bonds – 3.68%
Florida Agriculture & Mechanical
University Revenue
(Student Apartment Facility)
5.625% 7/1/21 (MBIA)	$1,250,000	$1,252,063
		1,252,063
Electric Revenue Bonds – 5.99%
JEA Electric Systems Revenue
Series 3-A 5.00% 10/1/34 (FSA)	2,000,000	2,040,160
		2,040,160
Health Care Revenue Bonds – 18.47%
Escambia County Health Facilities
Authority (Florida Health Care
Facilities - VHA Program)
5.95% 7/1/20 (AMBAC)	355,000	368,944
Lee Memorial Health System Board
of Directors Refunding Series A
5.00% 4/1/20 (FSA)	1,000,000	1,026,550
Miami-Dade County Public Facilities
Revenue (Jackson Health Systems)
Series A 5.00% 6/1/35 (MBIA)	1,500,000	1,524,270
Orange County Health Facilities
Authority Revenue (Orlando
Regional Healthcare) Series A
6.25% 10/1/18 (MBIA)	2,000,000	2,349,740
South Broward Hospital Refunding
5.00% 5/1/35 (MBIA)	1,000,000	1,017,780
		6,287,284
Housing Revenue Bonds – 23.48%
Broward County Housing Finance
Authority (St. Croix Apartments
Project) Series A 5.45% 11/1/36
(FSA) (AMT)	930,000	942,099
Florida Housing Finance Agency
(Homeowner Mortgage) Series 2
5.90% 7/1/29 (MBIA) (AMT)	375,000	381,326
(Leigh Meadows Apartments
Section 8 HUD) Series N
6.30% 9/1/36 (AMBAC) (AMT)	2,510,000	2,532,792
(Woodbridge Apartments Project)
Series L
6.05% 12/1/16 (AMBAC) (AMT)	1,080,000	1,094,602
6.25% 6/1/36 (AMBAC) (AMT)	1,500,000	1,516,485
Volusia County Multifamily
Housing Finance Authority (San
Marco Apartments) Series A
5.60% 1/1/44 (FSA) (AMT)	1,500,000	1,525,320
		7,992,624
Lease Revenue Bonds – 20.33%
Broward County School Board
Certificates of Participation
Series A 5.25% 7/1/24 (FSA)	1,000,000	1,052,850
Florida Municipal Loan Council
Revenue Series A 5.00% 2/1/35
(MBIA)	2,000,000	2,043,500
Orange County School Board
Certificates of Participation
Series A 5.00% 8/1/27 (MBIA)	1,250,000	1,274,400
Palm Beach County School Board
Certificates of Participation
Series D 5.00% 8/1/28 (FSA)	1,500,000	1,527,975
South Florida Water Management
District Certificate of Participation
5.00% 10/1/36 (AMBAC)	1,000,000	1,020,720
		6,919,445
Local General Obligation Bonds – 3.02%
Port St. Lucie 5.00% 7/1/35 (MBIA)	1,000,000	1,028,500
		1,028,500
§Pre-Refunded Bonds – 9.41%
Florida State Board of Education
(Capital Outlay Public Education)
Series C 6.00% 6/1/21-10 (FGIC)	2,000,000	2,143,400
Tampa Utility Tax Improvement Series A
6.125% 10/1/19-09 (AMBAC)	1,000,000	1,060,510
		3,203,910
Special Tax Revenue Bonds – 29.79%
Flagler County Capital Improvement
Revenue 5.00% 10/1/35 (MBIA)	1,000,000	1,024,990
Florida State Department of
Transportation (Right of Way)
5.00% 7/1/31 (FGIC)	1,525,000	1,565,062
Jacksonville Sales Tax Revenue
(Better Jacksonville)
5.00% 10/1/30 (MBIA)	1,500,000	1,539,090
Jacksonville Transportation Revenue
5.25% 10/1/29 (MBIA)	2,000,000	2,087,219
¶Miami-Dade County Special
Obligation (Capital Appreciation &
Income) Series B 5.00% 10/1/35
(MBIA)	2,000,000	1,872,720
Seminole County Sales Tax Revenue
Series A 5.00% 10/1/31 (MBIA)	1,000,000	1,022,170
St. Johns County Sales Tax Revenue
5.00% 10/1/36 (MBIA)	1,000,000	1,028,110
		10,139,361
State General Obligation Bonds – 6.03%
Florida State Board of Education
Public Education (Capital Outlay)
Series C 5.00% 6/1/34 (AMBAC)	2,000,000	2,052,540
		2,052,540
Transportation Revenue Bonds – 15.71%
Florida Ports Financing Commission
Revenue (State Transportation
Trust Fund) 5.375% 6/1/27
(MBIA) (AMT)	1,000,000	1,010,900
Miami-Dade County Aviation
Revenue (Miami International
Airport) Series B 5.00% 10/1/37
(FGIC)	2,250,000	2,287,890

(continues)     7

Statements of net assets

Delaware Investments Florida Insured Municipal Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Miami-Dade County Expressway
Authority Toll Systems Revenue
5.00% 7/1/37 (AMBAC)	$1,000,000	$1,027,410
Series B 5.00% 7/1/33 (FGIC)	1,000,000	1,022,650
		5,348,850
Water & Sewer Revenue Bonds – 19.88%
Cape Coral Water & Sewer Revenue
4.75% 10/1/31 (AMBAC)	1,000,000	1,003,270
JEA Florida Water & Sewer Systems
Revenue Sub-Second Crossover
Series B 5.00% 10/1/25 (MBIA)	1,000,000	1,036,150
Riviera Beach Utilities Special
District Water & Sewer Revenue
5.00% 10/1/34 (FGIC)	1,200,000	1,228,980
Village Center Community
Development District Utility
Revenue 5.00% 10/1/36 (MBIA)	1,500,000	1,527,045
Winter Haven Utilities Systems
Revenue 5.00% 10/1/30 (MBIA)	1,915,000	1,972,929
		6,768,374
Total Municipal Bonds
(cost $52,321,743)		53,033,111

•Short-Term Investment – 0.59%
Variable Rate Demand Note – 0.59%
Orange County Health Facilities
Authority Revenue Series B
4.02% 10/1/41 (FGIC)	200,000	200,000
Total Short-Term Investment
(cost $200,000)		200,000

Total Value of Securities – 156.38%
(cost $52,521,743)		53,233,111
Receivables and Other Asset
Net of Liabilities – 2.37%		807,028
Liquidation Value of Preferred Stock – (58.75%)		(20,000,000)
Net Assets Applicable to 2,422,200
Shares Outstanding – 100.00%		$34,040,139

Net Asset Value Per Common Share
($34,040,139 / 2,422,200 Shares)		$14.05

Components of Net Assets at September 30, 2007:
Common stock, $0.01 par value, unlimited shares
authorized to the Fund		$33,361,389
Distributions in excess of net investment income		(36,224)
Accumulated net realized gain on investments		3,606
Net unrealized appreciation of investments		711,368
Total net assets		$34,040,139

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2007.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
HUD — Housing and Urban Development
MBIA — Insured by the Municipal Bond Insurance Association
VHA — Veterans Health Administration

See accompanying notes

Delaware Investments Minnesota Municipal Income Fund II, Inc.

September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds – 158.79%
Corporate-Backed Revenue Bonds – 6.62%
Anoka County Solid Waste Disposal
(National Rural Utility Series A
6.95% 12/1/08 (AMT)	$ 300,000	$ 301,584
Cloquet Pollution Control Revenue
Refunding (Potlatch Project)
5.90% 10/1/26	5,500,000	5,531,460
Laurentian Energy Authority I
Cogeneration Revenue Series A
5.00% 12/1/21	3,325,000	3,361,675
Minneapolis Community
Development Agency Supported
(Limited Tax Common Bond Fund)
Series A
6.75% 12/1/25 (AMT)	865,000	910,231
Sartell Environmental Improvement
Revenue Refunding (International
Paper) Series A 5.20% 6/1/27	1,000,000	982,160
		11,087,110
Education Revenue Bonds – 5.10%
Minnesota State Higher Education
Facilities Authority Revenue
(Augsburg College) Series 6-J1
5.00% 5/1/28	750,000	738,780
(College of St. Benedict)
Series 5-W
5.00% 3/1/20	2,000,000	2,023,120
5.25% 3/1/24	300,000	304,152
(St. Catherine College)
Series 5-N1 5.375% 10/1/32	1,500,000	1,523,310
(St. Mary’s University)
Series 5-U 4.80% 10/1/23	1,400,000	1,395,352
(St. Thomas University)
Series 5-Y 5.00% 10/1/24	1,000,000	1,020,730
St. Cloud Housing & Redevelopment
Authority Revenue (State
University Foundation Project)
5.00% 5/1/23	1,000,000	1,029,900
University of the Virgin Islands
Improvement Series A
5.375% 6/1/34	500,000	502,915
		8,538,259
Electric Revenue Bonds – 21.30%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A
5.25% 10/1/25	250,000	260,698
Minnesota State Municipal Power
Agency Electric Revenue Series A
5.00% 10/1/34	6,500,000	6,582,355
5.25% 10/1/19	1,610,000	1,700,208
Southern Minnesota Municipal Power
Agency Supply System Revenue
&[1]5.25% 1/1/14 (AMBAC)	14,000,000	15,230,110
&[2]5.25% 1/1/15 (AMBAC)	3,000,000	3,284,460
Series A 5.25% 1/1/16 (AMBAC)	1,500,000	1,650,045
Western Minnesota Municipal Power
Agency Supply Revenue Series A
5.00% 1/1/30 (MBIA)	6,790,000	6,980,527
		35,688,403
Escrowed to Maturity Bonds – 17.26%
Dakota/Washington Counties
Housing & Redevelopment
Authority Bloomington Single
Family Residential Mortgage
Revenue 8.375% 9/1/21 (GNMA)
(FHA) (VA) (AMT)	8,055,000	11,407,973
Southern Minnesota Municipal Power
Agency Supply System Revenue
Series B
5.75% 1/1/11 (FGIC)	1,000,000	1,034,930
Refunding 5.50% 1/1/15
(AMBAC)	390,000	415,097
St. Paul Housing & Redevelopment
Authority Sales Tax
(Civic Center Project)
5.55% 11/1/23	2,300,000	2,380,293
5.55% 11/1/23 (MBIA)	4,200,000	4,346,622
University of Minnesota Hospital
& Clinics 6.75% 12/1/16	2,580,000	3,060,035
University of Minnesota Series A
5.50% 7/1/21	4,000,000	4,505,880
Western Minnesota Municipal Power
Agency Supply Revenue Series A
6.625% 1/1/16	1,535,000	1,764,176
		28,915,006
Health Care Revenue Bonds – 23.22%
Bemidji Health Care Facilities First
Mortgage Revenue (North
Country Health Services)
5.00% 9/1/24 (RADIAN)	1,500,000	1,503,840
Duluth Economic Development
Authority Health Care Facilities
Revenue (Benedictine Health
System-St. Mary’s Hospital)
5.25% 2/15/33	5,000,000	5,064,549
Glencoe Health Care Facilities
Revenue (Glencoe Regional Health
Services Project) 5.00% 4/1/25	2,000,000	1,973,600

 (continues)     9

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
Health Care Revenue Bonds (continued)
Maple Grove Health Care
Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/29	$1,515,000	$ 1,511,940
(Maple Grove Hospital)
5.25% 5/1/37	2,000,000	2,026,980
Minneapolis Health Care
System Revenue
(Allina Health Systems) Series A
5.75% 11/15/32	3,200,000	3,325,536
(Fairview Health Services) Series D
5.00% 11/15/30 (AMBAC)	1,500,000	1,542,795
5.00% 11/15/34 (AMBAC)	3,250,000	3,320,590
Minnesota Agricultural & Economic
Development Board Revenue
Refunding (Fairview Health Care
System) Series A
5.75% 11/15/26 (MBIA)	100,000	102,218
6.375% 11/15/29	195,000	205,875
North Oaks Senior Housing
Revenue (Presbyterian Homes)
6.25% 10/1/47	1,500,000	1,512,195
Northfield Hospital Revenue
5.375% 11/1/31	750,000	742,463
Rochester Health Care
Facilities Revenue
(Mayo Clinic) 5.00% 11/15/36	2,000,000	2,034,240
(Mayo Foundation) Series B
5.50% 11/15/27	4,365,000	4,450,729
Shakopee Health Care Facilities
Revenue (St. Francis Regional
Medical Center) 5.25% 9/1/34	1,560,000	1,549,922
St. Louis Park Health Care Facilities
Revenue (Park Nicollet Health
Services) Series B 5.25% 7/1/30	1,250,000	1,275,900
St. Paul Housing & Redevelopment
Authority Health Care
Facilities Revenue
(Healthpartners Obligation Group
Project) 5.25% 5/15/36	2,000,000	1,980,860
(Regions Hospital Project)
5.30% 5/15/28	1,000,000	1,001,280
St. Paul Housing & Redevelopment
Authority Revenue (Franciscan
Health Project-Elderly)
5.40% 11/20/42 (GNMA) (FHA)	2,700,000	2,781,216
Winona Health Care Facilities
Revenue Refunding (Winona
Health Obligation Group)
5.00% 7/1/23	1,010,000	1,003,940
		38,910,668
Housing Revenue Bonds – 9.09%
Chanhassen Multifamily Housing
Revenue Refunding (Heritage Park
Apartments Project HUD Section 8)
6.20% 7/1/30 (FHA) (AMT)	1,105,000	1,120,404
Dakota County Housing &
Redevelopment Authority Single
Family Mortgage Revenue
5.85% 10/1/30 (GNMA)
(FNMA) (AMT)	13,000	13,160
Harmony Multifamily Housing
Revenue (Zedakah Foundation
Project HUD Section 8) Series A
5.95% 9/1/20	1,000,000	968,020
Minneapolis Multifamily
Housing Revenue
•(Gaar Scott Loft Project)
5.95% 5/1/30 (AMT)	945,000	971,734
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	890,000	890,730
(Seward Towers Project)
5.00% 5/20/36 (GNMA)	2,000,000	2,027,139
(Sumner Housing Project) Series A
5.15% 2/20/45 (GNMA) (AMT)	3,575,000	3,551,297
Minnesota State Housing Finance
Agency Revenue
(Rental Housing)
Series A 5.00% 2/1/35 (AMT)	1,000,000	988,910
Series D 5.95% 2/1/18 (MBIA)	130,000	130,250
(Residential Housing)
Series B-1 5.35% 1/1/33 (AMT)	1,770,000	1,785,718
Series I 5.15% 7/1/38 (AMT)	1,000,000	1,001,580
(Single Family Mortgage) Series J
5.90% 7/1/28 (AMT)	1,020,000	1,036,565
Washington County Housing &
Redevelopment Authority
Revenue Refunding
(Woodland Park Apartments Project)
4.70% 10/1/32	750,000	743,783
		15,229,290
Lease Revenue Bonds – 9.52%
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities Bonds)
Series D 5.25% 7/1/27	530,000	544,193
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,385,000	2,490,822
5.25% 12/1/27	4,800,000	4,992,336
Series 3-12 5.125% 12/1/27	1,000,000	1,036,470
(Robert Street Office Building Project)
Series 3-11 5.00% 12/1/27	3,045,000	3,148,500
Series 9 5.25% 12/1/27	2,000,000	2,084,840

	Principal
	Amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Housing & Redevelopment
Authority Health Care Facility
Lease Revenue
5.25% 10/1/25	$ 680,000	$ 686,854
5.375% 10/1/30	965,000	973,424
		15,957,439
Local General Obligation Bonds – 19.91%
Dakota County Community
Development Agency
Governmental Housing Refunding
(Senior Housing Facilities)
Series A 5.00% 1/1/23	1,100,000	1,147,157
Farmington Independent School
District #192
Series A 5.00% 2/1/23 (FSA)	2,280,000	2,369,923
Series B 5.00% 2/1/27 (FSA)	1,500,000	1,559,190
Hennepin County Regional Railroad
Authority 5.00% 12/1/26	3,500,000	3,602,130
Hennepin County Series B
5.00% 12/1/18	2,300,000	2,386,227
Lakeville Independent School District
#194 Series A 4.75% 2/1/22 (FSA)	2,000,000	2,052,520
Metropolitan Council Minneapolis/
St. Paul Metropolitan Area Waste
Water Treatment Series B
4.375% 12/1/27	1,500,000	1,458,735
5.00% 12/1/21	2,000,000	2,121,520
Minneapolis Refunding (Sports Arena
Project) 5.125% 10/1/20	750,000	754,965
Minneapolis Special School District
#001 5.00% 2/1/19 (FSA)	1,175,000	1,235,278
Moorhead Economic Development
Authority Tax Increment Series A
5.25% 2/1/25 (MBIA)	1,000,000	1,044,090
Moorhead Improvement Series B
5.00% 2/1/33 (MBIA)	3,250,000	3,357,608
Mounds View Independent
School District #621 Series A
5.00% 2/1/23 (FSA)	2,020,000	2,103,264
Princeton Independent School
District Refunding #477 Series A
5.00% 2/1/24 (FSA)	1,000,000	1,044,580
Robbinsdale Independent School
District #281 5.00% 2/1/21 (FSA)	500,000	522,255
Washington County Housing &
Redevelopment Authority
Refunding Series B
5.50% 2/1/22 (MBIA)	1,705,000	1,791,000
5.50% 2/1/32 (MBIA)	2,140,000	2,228,125
Willmar (Rice Memorial Hospital
Project) 5.00% 2/1/32 (FSA)	2,500,000	2,571,175
		33,349,742
§Pre-Refunded Bonds – 30.37%
Andover Economic Development
Authority Public Facilities
Lease Revenue (Andover
Community Center)
5.125% 2/1/24-14	205,000	218,444
5.125% 2/1/24-14	295,000	314,346
5.20% 2/1/29-14	410,000	438,598
5.20% 2/1/29-14	590,000	631,153
Centennial Independent School
District #012 Series A
5.00% 2/1/20-12 (FSA)	800,000	843,128
Chaska Electric Revenue Series A
6.00% 10/1/25-10	1,000,000	1,070,060
Elk River Independent School District
#728 Series A 5.00% 2/1/16-14
(FGIC)	1,500,000	1,607,760
Metropolitan Council Minneapolis/
St. Paul Metropolitan Area Series C
5.00% 2/1/22-11	1,000,000	1,042,540
Minneapolis Community
Development Agency
(Limited Tax Common Bond Fund)
Series G-1 5.70% 12/1/19-11	1,100,000	1,180,157
Series G-3 5.45% 12/1/31-11	1,000,000	1,072,470
Minneapolis Health Care System
Revenue (Fairview Health Services)
Series A 5.625% 5/15/32-12	2,750,000	3,009,380
Minneapolis/St. Paul Metropolitan
Airports Commission Revenue
Series A
5.00% 1/1/30-08 (AMBAC)	2,450,000	2,483,639
5.125% 1/1/25-09 (FGIC)	900,000	926,928
Series C 5.25% 1/1/32-11 (FGIC)	6,000,000	6,311,819
Minnesota Agricultural & Economic
Development Board Revenue
(Fairview Health Care System)
Series A
5.75% 11/15/26-07 (MBIA)	5,450,000	5,572,952
6.375% 11/15/29-10	6,105,000	6,667,025
Morris Independent School District #769
5.00% 2/1/28-13 (MBIA)	3,750,000	3,985,088
Puerto Rico Commonwealth Highway
& Transportation Authority
Revenue Series D
5.25% 7/1/38-12	1,000,000	1,073,540
Puerto Rico Commonwealth Public
Improvement Revenue Series A
5.00% 7/1/27-12	1,250,000	1,331,188

(continues)     11

Statements of net assets

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Principal
	Amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Puerto Rico Public Buildings
Authority Revenue (Guaranteed
Government Facilities) Series D
5.25% 7/1/27-12	$ 1,470,000	$ 1,572,136
Rochester Electric Utility Revenue
5.25% 12/1/30-10 (AMBAC)	600,000	630,804
Southern Minnesota Municipal
Power Agency Supply Revenue
Refunding Series A
5.75% 1/1/18-13	3,715,000	4,130,709
St. Michael Independent School
District #885
5.00% 2/1/22-12 (FSA)	2,000,000	2,107,820
5.00% 2/1/24-12 (FSA)	1,125,000	1,185,649
Waconia Health Care Facilities
Revenue (Ridgeview Medical
Center Project) Series A
6.10% 1/1/19-10 (RADIAN)	1,405,000	1,482,163
		50,889,496
Special Tax Revenue Bonds – 4.25%
Minneapolis Art Center Facilities
Revenue (Walker Art Center
Project) 5.125% 7/1/21	4,250,000	4,384,640
Minneapolis Community
Development Agency Supported
Common Bond Fund Series 5
5.70% 12/1/27	375,000	375,671
Minneapolis Development Revenue
(Limited Tax Supported
Common Bond Fund) Series 1
5.50%12/1/24 (AMT)	1,000,000	1,036,470
Puerto Rico Commonwealth
Infrastructure Financing Authority
Special Tax Revenue Series B
5.00% 7/1/46	800,000	803,600
Virgin Islands Public Finance
Authority Revenue (Senior Lien
Matching Fund Loan Notes)
Series A 5.25% 10/1/23	500,000	514,155
		7,114,536
State General Obligation Bonds – 4.44%
Minnesota State 5.00% 8/1/21	5,025,000	5,248,412
Puerto Rico Commonwealth
Public Improvement Series A
5.50% 7/1/19 (MBIA)	1,000,000	1,135,520
Puerto Rico Government
Development Bank Senior Notes
Series B 5.00% 12/1/14	1,000,000	1,062,230
		7,446,162
Transportation Revenue Bonds – 7.71%
Minneapolis/St. Paul Metropolitan
Airports Commission Revenue
Series A
5.00% 1/1/22 (MBIA)	3,000,000	3,095,550
5.00% 1/1/28 (MBIA)	2,120,000	2,171,495
5.25% 1/1/16 (MBIA)	1,000,000	1,062,830
Series B
5.00% 1/1/35 (AMBAC)	2,000,000	2,049,380
5.25% 1/1/24 (FGIC) (AMT)	1,000,000	1,017,570
St. Paul Housing & Redevelopment
Authority Parking Revenue
(Block 19 Ramp Project)
Series A 5.35% 8/1/29 (FSA)	3,350,000	3,513,647
		12,910,472
Total Municipal Bonds
(cost $257,257,332)		266,036,583

•Short-Term Investments – 1.46%
Variable Rate Demand Notes – 1.46%
University of Minnesota
Series A 3.85% 1/1/34	300,000	300,000
Series C 3.85% 12/1/36	2,145,000	2,145,000
Total Short-Term Investments
(cost $2,445,000)		2,445,000

Total Value of Securities – 160.25%
(cost $259,702,332)		268,481,583
Liabilities Net Receivables
and Other Assets – (3.55%)*		(5,941,874)
Liquidation Value of Preferred Stock – (56.70%)		(95,000,000)
Net Assets Applicable to 11,504,975
Shares Outstanding – 100.00%		$167,539,709

Net Asset Value Per Common Share
($167,539,709 / 11,504,975 Shares)		$14.56

Components of Net Assets at September 30, 2007:
Common stock, $0.01 par value, 200 million shares
authorized to the Fund		$158,785,529
Undistributed net investment income		3,823
Accumulated net realized loss on investments		(28,894)
Net unrealized appreciation of investments		8,779,251
Total net assets		$167,539,709

&[1]	Security held in a trust in connection with the Inverse Floater security $7,000,000, 6.496%, 1/1/14.

&[2]	Security held in a trust in connection with the Inverse Floater security $1,500,000, 6.496%, 1/1/15.

§	Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of September 30, 2007.

*	Includes $8,500,000 in liability for Inverse Floater programs. See Note 7 in “Notes to financial statements.”

For additional information on the Inverse Floater programs, see Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FHA — Insured by the Federal Housing Administration
FNMA — Insured by Federal National Mortgage Association
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance
VA — Insured by the Veterans Administration

See accompanying notes

Statements of operations

Delaware Investments Closed-End Municipal Bond Funds

Six months ended September 30, 2007 (Unaudited)

		Delaware
	Delaware	Investments	Delaware	Delaware
	Investments	Colorado	Investments	Investments
	Arizona	Insured	Florida Insured	Minnesota
	Municipal	Municipal	Municipal	Municipal
	Income	Income	Income	Income
	Fund, Inc.	Fund, Inc.	Fund	Fund II, Inc.
Investment Income:
Interest	$1,602,804	$ 2,671,637	$1,331,321	$ 6,550,291

Expenses:
Management fees	135,795	223,177	108,805	525,027
Interest and related expenses	—	—	—	170,325
Remarketing agent fees	31,771	50,000	25,417	120,729
Accounting and administration expenses	13,616	22,379	10,910	52,645
Dividend disbursing and transfer agent fees and expenses	12,289	17,158	18,682	48,514
Audit and tax	7,197	7,795	7,020	9,660
Reports and statements to shareholders	6,801	11,290	8,061	21,398
Rating agency fees	6,713	5,168	6,715	16,312
Taxes (other than taxes on income)	3,000	4,460	—	9,170
Legal fees	2,444	3,093	3,636	9,431
Stock exchange fees	1,354	2,208	1,067	5,371
Pricing fees	1,084	1,252	825	2,909
Directors’/Trustees’ fees and benefits	988	1,646	793	3,851
Custodian fees	832	1,152	866	2,995
Consulting fees	728	832	316	1,542
Insurance fees	431	910	421	2,279
Registration fees	261	144	261	294
Dues and services	168	486	354	252
Trustees’ expenses	101	—	64	312
	225,573	353,150	194,213	1,003,016
Less expense paid indirectly	(805)	(1,132)	(712)	(2,251)
Total operating expenses	224,768	352,018	193,501	1,000,765
Net Investment Income	1,378,036	2,319,619	1,137,820	5,549,526

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	14,591	324,419	3,967	8,311
Net change in unrealized appreciation/depreciation of investments	(1,037,399)	(1,558,102)	(969,296)	(3,528,398)
Net Realized and Unrealized Loss on Investments	(1,022,808)	(1,233,683)	(965,329)	(3,520,087)

Dividends on Preferred Stock	(538,893)	(763,440)	(428,274)	(1,836,406)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ (183,665)	$ 322,496	$ (255,783)	$ 193,033

See accompanying notes

Statements of changes in net assets

Delaware Investments Closed-End Municipal Bond Funds

	Delaware Investments		Delaware Investments
	Arizona Municipal		Colorado Insured Municipal
	Income Fund, Inc.		Income Fund, Inc.

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	9/30/07	3/31/07	9/30/07	3/31/07
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,378,036	$2,779,422	$2,319,619	$4,763,204
Net realized gain on investments	14,591	387,724	324,419	607,660
Net change in unrealized appreciation/depreciation of investments	(1,037,399)	82,776	(1,558,102)	(275,520)
Dividends on preferred stock	(538,893)	(925,058)	(763,440)	(1,417,500)
Net increase (decrease) in net assets resulting from operations	(183,665)	2,324,864	322,496	3,677,844

Dividends and Distributions to Common Shareholders from:
Net investment income	(924,482)	(2,236,650)	(1,741,356)	(4,111,535)
Net realized gain on investments	(161,039)	(95,430)	(314,411)	(343,434)
	(1,085,521)	(2,332,080)	(2,055,767)	(4,454,969)
Net Decrease in Net Assets	(1,269,186)	(7,216)	(1,733,271)	(777,125)

Net Assets:
Beginning of period	43,916,133	43,923,349	73,055,737	73,832,862
End of period	$42,646,947	$43,916,133	$71,322,466	$73,055,737

Undistributed (Distributions in excess of) net investment income	$(28,267)	$—	$178,363	$264,788

	Delaware Investments		Delaware Investments
	Florida Insured Municipal		Minnesota Municipal Income
	Income Fund		Fund II, Inc.

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	9/30/07	3/31/07	9/30/07	3/31/07
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,137,820	$2,325,692	$5,549,526	$11,084,468
Net realized gain on investments	3,967	243,904	8,311	159,043
Net change in unrealized appreciation/depreciation of investments	(969,296)	79,273	(3,528,398)	2,367,602
Dividends on preferred stock	(428,274)	(733,838)	(1,836,406)	(3,434,732)
Net increase (decrease) in net assets resulting from operations	(255,783)	1,915,031	193,033	10,176,381

Dividends and Distributions to Common Shareholders from:
Net investment income	(853,826)	(1,986,204)	(3,796,642)	(8,513,682)
Net realized gain on investments	(106,577)	(164,710)	—	—
	(960,403)	(2,150,914)	(3,796,642)	(8,513,682)
Net Increase (Decrease) in Net Assets	(1,216,186)	(235,883)	(3,603,609)	1,662,699

Net Assets:
Beginning of period	35,256,325	35,492,208	171,143,318	169,480,619
End of period	$34,040,139	$35,256,325	$167,539,709	$171,143,318

Undistributed (Distributions in excess of) net investment income	$(36,224)	$71,820	$3,823	$93,893

See accompanying notes

Financial highlights

Delaware Investments Arizona Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
	(Unaudited)
Net asset value, beginning of period	$14.730	$14.730	$15.070	$15.570	$15.480	$14.650

Income (loss) from investment operations:
Net investment income	0.462	0.932	0.951	0.956	1.020	1.067
Net realized and unrealized gain (loss) on investments	(0.347)	0.160	(0.177)	(0.332)	0.276	0.988
Dividends on preferred stock from:
Net investment income	(0.160)	(0.297)	(0.232)	(0.118)	(0.075)	(0.103)
Net realized gain on investments	(0.021)	(0.013)	(0.002)	(0.003)	(0.016)	(0.018)
Total dividends on preferred stock	(0.181)	(0.310)	(0.234)	(0.121)	(0.091)	(0.121)
Total from investment operations	(0.066)	0.782	0.540	0.503	1.205	1.934

Less dividends and distributions to
common shareholders from:
Net investment income	(0.310)	(0.750)	(0.860)	(0.960)	(0.960)	(0.940)
Net realized gain on investments	(0.054)	(0.032)	(0.020)	(0.043)	(0.155)	(0.164)
Total dividends and distributions	(0.364)	(0.782)	(0.880)	(1.003)	(1.115)	(1.104)

Net asset value, end of period	$14.300	$14.730	$14.730	$15.070	$15.570	$15.480

Market value, end of period	$13.000	$14.790	$15.980	$15.390	$16.560	$15.490

Total investment return based on:[2]
Market value	(9.72% )	(2.58% )	9.74%	(0.78% )	14.64%	12.74%
Net asset value	(0.29% )	5.26%	3.31%	3.34%	7.86%	13.44%

Ratios and supplemental data:
Net assets applicable to common shares,
end of period (000 omitted)	$42,647	$43,916	$43,923	$44,936	$46,429	$46,167
Ratio of expenses to average net assets
applicable to common shares[3]	1.05%	1.05%	1.03%	1.18%	1.05%	1.16%
Ratio of net investment income to average net assets
applicable to common shares[3]	6.41%	6.34%	6.28%	6.34%	6.63%	6.96%
Ratio of net investment income to average net assets
applicable to common shares net of dividends
to preferred shares[4]	3.90%	4.23%	4.72%	5.54%	6.04%	6.18%
Portfolio turnover	13%	17%	2%	8%	30%	24%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)	$25,000	$25,000	$25,000	$25,000	$25,000	$25,000
Net asset coverage per share of preferred shares,
end of period	$135,294	$137,832	$137,847	$139,872	$142,858	$142,334
Liquidation value per share of preferred shares[5]	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] Excluding any accumulated but unpaid dividends.

See accompanying notes

Delaware Investments Colorado Insured Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
	(Unaudited)
Net asset value, beginning of period	$15.100	$15.260	$15.580	$16.110	$15.920	$14.780

Income (loss) from investment operations:
Net investment income	0.480	0.985	1.018	1.019	1.043	1.068
Net realized and unrealized gain (loss) on investments	(0.257)	0.069	(0.129)	(0.432)	0.324	1.324
Dividends on preferred stock from:
Net investment income	(0.138)	(0.274)	(0.213)	(0.124)	(0.077)	(0.098)
Net realized gain on investments	(0.020)	(0.019)	(0.006)	(0.003)	(0.013)	(0.023)
Total dividends on preferred stock	(0.158)	(0.293)	(0.219)	(0.127)	(0.090)	(0.121)
Total from investment operations	0.065	0.761	0.670	0.460	1.277	2.271

Less dividends and distributions to
common shareholders from:
Net investment income	(0.360)	(0.850)	(0.960)	(0.960)	(0.960)	(0.940)
Net realized gain on investments	(0.065)	(0.071)	(0.030)	(0.030)	(0.127)	(0.191)
Total dividends and distributions	(0.425)	(0.921)	(0.990)	(0.990)	(1.087)	(1.131)

Net asset value, end of period	$14.740	$15.100	$15.260	$15.580	$16.110	$15.920

Market value, end of period	$15.550	$15.940	$18.650	$17.180	$16.960	$16.650

Total investment return based on:[2]
Market value	0.26%	(9.86% )	14.64%	7.42%	8.76%	21.31%
Net asset value	0.32%	4.35%	3.44%	2.56%	8.05%	15.37%

Ratios and supplemental data:
Net assets applicable to common shares,
end of period (000 omitted)	$71,322	$73,056	$73,833	$75,364	$77,903	$76,988
Ratio of expenses to average net assets
applicable to common shares[3]	0.98%	1.01%	0.95%	1.03%	1.01%	1.05%
Ratio of net investment income to average net assets
applicable to common shares[3]	6.47%	6.49%	6.51%	6.51%	6.54%	6.83%
Ratio of net investment income to average net assets
applicable to common shares net of dividends
to preferred shares[4]	4.34%	4.56%	5.11%	5.69%	5.98%	6.08%
Portfolio turnover	10%	11%	12%	5%	13%	14%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)	$40,000	$40,000	$40,000	$40,000	$40,000	$40,000
Net asset coverage per share of preferred shares,
end of period	$139,153	$141,320	$142,291	$144,205	$147,379	$146,235
Liquidation value per share of preferred shares[5]	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] Excluding any accumulated but unpaid dividends.

See accompanying notes

(continues)     17

Financial highlights

Delaware Investments Florida Insured Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
	(Unaudited)
Net asset value, beginning of period	$14.560	$14.650	$15.340	$16.200	$16.370	$15.150

Income (loss) from investment operations:
Net investment income	0.470	0.960	1.017	1.057	1.088	1.084
Net realized and unrealized gain (loss) on investments	(0.406)	0.141	(0.236)	(0.675)	(0.130)	1.186
Dividends on preferred stock from:
Net investment income	(0.162)	(0.285)	(0.202)	(0.114)	(0.082)	(0.109)
Net realized gain on investments	(0.015)	(0.018)	(0.055)	(0.009)	(0.005)	—
Total dividends on preferred stock	(0.177)	(0.303)	(0.257)	(0.123)	(0.087)	(0.109)
Total from investment operations	(0.113)	0.798	0.524	0.259	0.871	2.161

Less dividends and distributions to
common shareholders from:
Net investment income	(0.353)	(0.820)	(0.970)	(1.020)	(0.995)	(0.941)
Net realized gain on investments	(0.044)	(0.068)	(0.244)	(0.099)	(0.046)	—
Total dividends and distributions	(0.397)	(0.888)	(1.214)	(1.119)	(1.041)	(0.941)

Net asset value, end of period	$14.050	$14.560	$14.650	$15.340	$16.200	$16.370

Market value, end of period	$12.680	$14.530	$16.050	$15.050	$16.650	$15.050

Total investment return based on:[2]
Market value	(10.12% )	(4.12% )	14.75%	(3.02% )	18.04%	14.17%
Net asset value	(0.62% )	5.27%	2.76%	1.59%	5.59%	14.92%

Ratios and supplemental data:
Net assets applicable to common shares,
end of period (000 omitted)	$34,040	$35,256	$35,492	$37,166	$39,244%	$39,651
Ratio of expenses to average net assets
applicable to common shares[3]	1.12%	1.10%	1.07%	1.24%	1.11%	1.18%
Ratio of net investment income to average net assets
applicable to common shares[3]	6.60%	6.58%	6.70%	6.75%	6.70%	6.81%
Ratio of net investment income to average net assets
applicable to common shares net of dividends
to preferred shares[4]	4.11%	4.51%	5.01%	5.97%	6.16%	6.13%
Portfolio turnover	1%	9%	28%	11%	3%	13%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)	$20,000	$20,000	$20,000	$20,000	$20,000	$20,000
Net asset coverage per share of preferred shares,
end of period	$135,100	$138,141	$138,731	$142,915	$148,110	$149,128
Liquidation value per share of preferred shares[5]	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] Excluding any accumulated but unpaid dividends.

See accompanying notes

Delaware Investments Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
	(Unaudited)
Net asset value, beginning of period	$14.880	$14.730	$14.890	$15.280	$15.060	$14.280

Income (loss) from investment operations:
Net investment income	0.483	0.963	0.971	1.025	1.093	1.143
Net realized and unrealized gain (loss) on investments	(0.313)	0.225	0.012	(0.237)	0.207	0.689
Dividends on preferred stock from:
Net investment income	(0.160)	(0.298)	(0.243)	(0.128)	(0.082)	(0.112)
Total dividends on preferred stock	(0.160)	(0.298)	(0.243)	(0.128)	(0.082)	(0.112)
Total from investment operations	0.010	0.890	0.740	0.660	1.218	1.720

Less dividends to common shareholders from:
Net investment income	(0.330)	(0.740)	(0.900)	(1.050)	(0.998)	(0.940)
Total dividends	(0.330)	(0.740)	(0.900)	(1.050)	(0.998)	(0.940)

Net asset value, end of period	$14.560	$14.880	$14.730	$14.890	$15.280	$15.060

Market value, end of period	$13.550	$14.640	$16.200	$16.370	$16.800	$15.300

Total investment return based on:[2]
Market value	(5.22% )	(5.13% )	4.73%	4.02%	16.87%	15.84%
Net asset value	0.20%	6.05%	4.69%	4.03%	7.99%	12.19%

Ratios and supplemental data:
Net assets applicable to common shares,
end of period (000 omitted)	$167,540	$171,143	$169,481	$107,958	$110,828	$109,212
Ratio of expenses to average net assets
applicable to common shares[3,6]	1.19%	1.20%	1.07%	1.00%	0.93%	1.03%
Ratio of net investment income to average net assets
applicable to common shares[3,6]	6.61%	6.52%	6.45%	6.85%	7.23%	7.74%
Ratio of net investment income to average net assets
applicable to common shares net of dividends
to preferred shares[4]	4.42%	4.50%	4.86%	6.00%	6.69%	6.99%
Portfolio turnover	4%	3%	8%	15%	34%	22%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)	$95,000	$95,000	$95,000	$60,000	$60,000	$60,000
Net asset coverage per share of preferred shares,
end of period	$138,179	$140,075	$139,200	$139,965	$142,357	$141,010
Liquidation value per share of preferred shares[5]	$50,000	$50,000	$50,000	$50,000	$50,000	$50,000

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[3] Ratios do not reflect the effect of dividend payments to preferred shareholders.
[4] Ratio reflects total net investment income less dividends paid to preferred shareholders divided by average net assets applicable to common shareholders.
[5] Excluding any accumulated but unpaid dividends.
[6] The ratio of expenses to average net assets applicable to common shares for the six month period ended September 30, 2007 and year ended 2007 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to Financial Statements”.

See accompanying notes

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

September 30, 2007 (Unaudited)

Delaware Investments Arizona Municipal Income Fund, Inc. (Arizona Municipal Fund); Delaware Investments Colorado Insured Municipal Income Fund, Inc. (Colorado Insured Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments Florida Insured Municipal Income Fund (to be renamed Delaware Investments National Municipal Income Fund) (National Municipal Fund) is organized as a Massachusetts Business Trust (each referred to as a Fund and collectively as the Funds). Arizona Municipal Fund, National Municipal Fund and Minnesota Municipal Fund II are considered diversified closed-end management investment companies and Colorado Insured Municipal Fund is considered a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Funds’ common shares trade on the American Stock Exchange. The Funds’ preferred shares are traded privately through a remarketing agent.

The investment objective of each Fund is to provide high current income exempt from federal income tax and from the personal income tax of its state, if any, consistent with the preservation of capital. Each Fund will seek to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 30, 2007, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund have transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fees expenses are recorded on the accrual basis.

For the six months ended September 30, 2007, the Minnesota Municipal Fund II had an average daily liability from the participation in inverse floater programs of $8,500,000 and recorded interest expense at an average rate of 4.00%.

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Funds may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Funds and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees and on the Statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated daily based on the average weekly net assets of each Fund, excluding the liquidation value of preferred stock.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting and administration services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets excluding the liquidation value of preferred stock.

At September 30, 2007, each Fund had liabilities payable to affiliates as follows:

	Arizona	Colorado Insured	Florida Insured	Minnesota
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund II
Investment management fee payable to DMC	$22,550	$37,122	$18,038	$87,469
Accounting administration and other expenses	14,436	35,595	15,387	37,681
payable to DSC
Other expenses payable to DMC and affiliates*	4,841	7,864	2,816	16,013

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors/trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2007, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Arizona	Colorado Insured	Florida Insured	Minnesota
Municipal	Municipal	Municipal	Municipal
Fund	Fund	Fund	Fund II
$993	$1,657	$798	$3,892

(continues)      21

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

3. Investments

For the six months ended September 30, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Arizona	Colorado Insured	Florida Insured	Minnesota
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund II
Purchases	$4,463,229	$5,851,010	$1,059,760	$4,570,950
Sales	4,421,158	5,327,460	372,858	5,888,008

At September 30, 2007, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2007 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Arizona	Colorado Insured	Florida Insured	Minnesota
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund II
Cost of investments	$64,101,387	$104,502,151	$52,521,743	$250,874,593
Aggregate unrealized appreciation	$2,287,914	$ 3,983,121	$ 1,112,781	$9,706,180
Aggregate unrealized depreciation	(459,912)	(397,481)	(401,413)	(599,190)
Net unrealized appreciation	$1,828,002	$ 3,585,640	$ 711,368	$9,106,990

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2007 and year ended March 31, 2007 was as follows:

	Arizona	Colorado Insured	Florida Insured	Minnesota
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund II
Six Months Ended 9/30/07*
Tax-exempt income	$1,400,415	$2,406,044	$1,245,864	$5,633,048
Long-term capital gain	223,999	413,163	142,813	—
Total	$1,624,414	$2,819,207	$1,388,677	$5,633,048

Year Ended 3/31/07
Ordinary income	$15,433	$—	$—	$—
Tax-exempt income	3,106,771	5,436,875	2,676,030	11,948,414
Long-term capital gain	134,934	435,594	208,722	—
Total	$3,257,138	$5,872,469	$2,884,752	$11,948,414

*Tax information for the period ended September 30, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2007, the estimated components of net assets on a tax basis were as follows:

	Arizona	Colorado Insured	Florida Insured	Minnesota
	Municipal	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund II
Shares of beneficial interest	$40,838,893	$67,238,110	$33,361,389	$158,785,529
Realized gains 4/1/07-9/30/07	8,319	320,353	3,606	12,807
Dividends payable	(100,205)	(131,792)	(76,712)	(304,164)
Undistributed tax-exempt Income	71,938	310,155	40,488	307,987
Capital loss carryforwards	—	—	—	(369,440)
Unrealized appreciation of investments	1,828,002	3,585,640	711,368	9,106,990
Net assets	$42,646,947	$71,322,466	$34,040,139	$167,539,709

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of market discount on debt instruments.

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended September 30, 2007, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Arizona	Minnesota
	Municipal	Municipal
	Fund	Fund II
Accumulated net investment loss	$(5,888)	$(6,548)
Accumulated net realized gain	5,888	6,548

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2007 will expire as follows:

Minnesota
Municipal
Fund II
2008	$175,394
2009	175,804
2010	8,416
2013	9,826
Total	$369,440

For the six months ended September 30, 2007, the Minnesota Municipal Fund II had capital gains of $12,807, which may reduce the capital loss carryforwards.

6. Capital Stock

Pursuant to their articles of incorporation, Arizona Municipal Fund, Colorado Insured Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. Florida Insured Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. The Funds did not repurchase any shares under the Share Repurchase Program during the six months ended September 30, 2007. Shares issuable under the Funds’ dividend reinvestment plan are purchased by the Funds’ transfer agent, Mellon Investor Services, LLC, in the open market.

For the six months ended September 30, 2007, the Funds did not have any transactions in common shares.

The Funds each have one million shares of $0.01 par value preferred shares authorized, except for Florida Insured Municipal Fund, which has an unlimited amount of $0.01 par value preferred shared authorized. The Arizona Municipal Fund and Florida Insured Municipal Fund (to be renamed National Municipal Income Fund) each currently have 250 Series A and 250 Series B preferred shares issued. Colorado Insured Municipal Fund has 800 Series A and B preferred shares issued, and Minnesota Municipal Income Fund II has 600 Series A, 600 Series B, 400 Series C and 300 Series D preferred shares issued.

Dividends for the outstanding preferred shares of each Fund are cumulative at a rate established at the initial public offering and are typically reset every 28 days based on the results of an auction. Dividend rates (adjusted for any capital gain distributions) ranged during the six months ended September 30, 2007 as follows:

Fund	Low		High
Arizona Municipal Fund	3.65%	to	5.25%
Colorado Insured Municipal Fund	3.45%	to	4.70%
Florida Insured Municipal Fund	3.60%	to	5.15%
Minnesota Municipal Fund II	3.60%	to	4.30%

(continues)     23

Notes to financial statements

Delaware Investments Closed-End Municipal Bond Funds

6. Capital Stock (continued)

Citigroup Global Markets, Inc. (formerly Salomon Smith Barney, Inc.), and Merrill Lynch Pierce, Fenner & Smith Inc. (Colorado Insured Municipal Fund only), as the remarketing agents, receive an annual fee from each of the Funds of 0.25% of the average amount of preferred stock outstanding.

Under the 1940 Act, the Funds may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred stock is less than 200%. The preferred shares are redeemable at the option of the Funds, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated but unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $50,000 per share plus any accumulated but unpaid dividends whether or not declared, if certain requirements relating to the composition of the assets and liabilities of each Fund are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares are also entitled to elect two of each Fund’s Directors. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, and (b) take any action requiring a vote of security holders pursuant to Section 13(a) of the 1940 Act, including, among other things, changes in each of the Fund’s subclassificiation as a closed-end investment company or (c) changes in their fundamental investment restrictions.

7. Inverse Floaters

The Funds may participate in inverse floater programs where a fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Statements of net assets.

8. Credit and Market Risk

The Funds use leverage in the form of preferred shares. Leveraging may result in a higher degree of volatility because each Fund’s net asset value could be more sensitive to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of net assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board of Trustees/Directors has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. As of September 30, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Funds’ Liquidity Procedures.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Other Fund information (unaudited)

Delaware Investments Closed-End Municipal Bond Funds

Change in the Funds’ Service Providers

Effective October 1, 2007, Mellon Bank, N.A. provides fund accounting and financial administration services to each Fund. Those services include performing functions related to calculating each Fund’s NAV and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays Mellon Bank, N.A. an asset-based fee, subject to certain fee minimums, plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, Delaware Service Company, Inc. (“DSC”) provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, each Fund pays DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to Mellon Bank, N.A. and DSC under the service agreements described above will be allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to the Funds at an annual rate of 0.04% of each Fund’s average daily net assets.

Change to the Funds’ Investment Policies

At a meeting of the Funds’ Board of Directors/Trustees on August 16, 2007, the Board approved the Funds’ ability to invest up to 15% of total net assets in credit default swaps. The Funds began investing in credit default swaps on October 23, 2007.

Credit Default Swaps

A Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). A Fund also might use CDS contracts to create or vary exposure to securities or markets or as a tax management tool.

CDS transactions may involve general market, illiquidity, counterparty, and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. In addition, the CDS market for municipal securities is less mature than the CDS market for taxable fixed income securities. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund’s investments in the CDS contracts will be limited to 15% of its total net assets. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that a Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits a Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will only designate on its books and records cash or liquid securities sufficient to cover the Fund’s net obligation to the counterparty, if any. All cash and liquid securities designated by a Fund to cover its obligations under CDS will be marked to market daily to cover these obligations.

As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a “Credit Event”). If a Credit Event occurs, a Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contract, a Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

As the purchaser of protection in a CDS contract, a Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to the Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years, but there is no restriction on the term of the CDS contracts in which a Fund may invest. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund’s potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, the Fund’s potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event should occur. CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, a Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Changes in the Delaware Investments Florida Insured Municipal Income Fund (renamed Delaware National Municipal Income Fund)

On September 13, 2007, shareholders of Delaware Investments Florida Insured Municipal Income Fund, renamed Delaware Investments National Municipal Income Fund (ASE: VFL) (the “Fund”), approved a proposal to change certain of the Fund’s fundamental investment policies at the Fund’s reconvened annual shareholders meeting. These changes were effective on Tuesday, October 16, 2007.

Shareholders of the Fund approved a proposal to eliminate a fundamental investment policy requiring the Fund to invest 80% of its net assets in insured, AAA-rated municipal bonds issued by the State of Florida. This change permits the Fund to, as a non-fundamental policy, (1) invest without limitation in un-insured, investment grade municipal securities (including those rated below AAA) of states other than Florida and to (2) invest up to 20% of its net assets in non-investment grade municipal securities. Consistent with its new, national investment strategy, the Fund has changed its name to Delaware Investments National Municipal Income Fund.

In addition, the Fund’s non-fundamental investment objective was changed to provide current income exempt from regular federal income tax, consistent with the preservation of capital. As a fundamental policy, under normal circumstances the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes. The Fund will be able to invest up to 20% of its net assets in municipal bonds with an investment rating of Ba/BB or lower, or that are unrated but judged to be of comparable quality by the Fund’s investment adviser. Investment in municipal bonds of below investment grade quality involves special risks as compared with investment in higher grade municipal bonds. These risks include greater sensitivity to general economic downturns. Securities rated below investment grade are commonly known as “junk bonds.” These securities are regarded as predominantly speculative with respect to the issuer’s ability to pay interest and repay principal owed.

The changes described above cause the Fund to be subject to the following additional risks, most notably increased industry and security risk, credit risk and high-yield bond risk.

Industry and Security Risk. Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry. Securities risk is the risk that the value of an individual security will decline because of changing expectations for the performance of the individual issuer of the security. To mitigate this risk, DMC spreads the Fund’s assets across different types of municipal bonds and among bonds representing different industries and regions within Colorado. DMC will generally concentrate investments in a particular sector when the supply of bonds in other sectors does not suit the Fund’s investment needs. This will expose the Fund to greater industry and security risk. However, if the Fund’s fundamental policy requiring it to invest primarily in insured securities is eliminated, it may be more subject to industry and security risk than it was previously because payment of interest and principal on a substantial portion of the bonds in its portfolio is no longer insured.

Geographical Diversification. It is anticipated that the Fund will transition its portfolio over time to include municipal bonds from other states and territories. During that transition period, the Fund may have significant investments in Florida municipal bonds. This could make the Fund more sensitive to economic conditions in Florida than other more geographically diversified national municipal income funds.

Credit Risk. Credit risk is the possibility that an issuer of a debt security - or an entity that insures the debt security - will be unable to make interest payments on, and to pay the principal of, a security when due. A change in the credit risk associated with a particular debt security may cause a corresponding change in that security’s price and, therefore, impact the Fund’s net asset value. The purpose of insurance is to protect against credit risk. In the event of a default of an insured municipal security, the insurer is contractually required to make payments of interest and principal under the terms of the municipal security. To the extent that the Fund invests more of its assets in insured municipal securities or in securities that are more highly rated, the Fund may be subject to less credit risk. There is no assurance, however, that an insurance company will meet its obligations with respect

 (continues)     27

Other Fund information (unaudited)

Delaware Investments Closed-End Municipal Bond Funds

to the insured securities. DMC recognizes that both eliminating the Fund’s mandated investment policy concerning insured securities and increasing the Fund’s ability to invest in non-investment grade securities may entail an increase in credit risk. It is the portfolio manager’s and credit analyst’s responsibility to perform due diligence around security selection with respect to credit risk to ensure that securities within the Fund are adding value to the portfolio. The team responsible for managing the Fund meets on a weekly basis to discuss and address such risks.

High Yield (“Junk”) Bonds. Credit risk is even greater for non-investment grade, high-yield municipal bonds. Investing in so-called “junk” bonds entails the risk of principal loss, which is typically greater than the risk involved in investment grade bonds. Issuers of these bonds are generally considered to be in a less secure financial situation and may be affected more by adverse economic conditions, and therefore high-yield bonds tend to exhibit more price volatility. High-yield bonds are sometimes issued by municipalities with lesser financial strength and therefore less ability to make projected debt payments on the bonds. A protracted economic downturn could adversely affect the value of outstanding bonds and the ability of high-yield issuers to repay principal and interest. In particular, for a high-yield revenue bond, adverse economic conditions to the particular project or industry that backs the bond would pose a significant risk. In striving to manage these risks, DMC will limit the amount that the Fund may invest in lower quality, higher yielding bonds.

Interest Rates. The Fund is affected by changes in interest rates. When interest rates rise, the value of bonds in the Fund’s portfolio will likely decline. This generally affects securities with longer maturities more than those with shorter maturities. Because interest rate movements can be unpredictable, DMC does not try to increase return by aggressively capitalizing on interest rate moves. DMC does attempt to manage the duration of a Fund in order to take advantage of DMC’s market outlook, especially on a longer-term basis.

Proxy Results

The shareholders of Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each, a “Fund”) voted on the following proposals (as applicable) at the annual meeting of shareholders on August 15, 2007 (the “Annual Meeting”). The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Directors/Trustees for each Fund.

Delaware Investments Arizona Municipal Income Fund, Inc.

	Common Shareholders		Preferred Shareholders
		Shares Voted		Shares Voted
	Shares Voted For	Withheld Authority	Shares Voted For	Withheld Authority
Patrick P. Coyne	2,714,694	97,526
Thomas L. Bennett	2,714,694	97,526
John A. Fry	2,714,694	97,526
Anthony D. Knerr	2,712,694	99,526
Lucinda S. Landreth	2,714,694	97,526
Ann R. Leven	2,712,694	99,526
Thomas F. Madison			497	3
Janet L. Yeomans			497	3
J. Richard Zecher	2,712,694	99,526

Delaware Investments Colorado Insured Municipal Fund, Inc.

	Common Shareholders		Preferred Shareholders
		Shares Voted		Shares Voted
	Shares Voted For	Withheld Authority	Shares Voted For	Withheld Authority
Patrick P. Coyne	3,996,995	176,888
Thomas L. Bennett	3,960,961	212,922
John A. Fry	3,991,049	182,834
Anthony D. Knerr	3,965,803	208,080
Lucinda S. Landreth	3,995,445	178,438
Ann R. Leven	3,996,520	177,363
Thomas F. Madison			648	0
Janet L. Yeomans			648	0
J. Richard Zecher	3,991,607	182,883

Delaware Investments Florida Insured Municipal Income Fund

	Common Shareholders		Preferred Shareholders
		Shares Voted		Shares Voted
	Shares Voted For	Withheld Authority	Shares Voted For	Withheld Authority
Patrick P. Coyne	1,904,682	46,806
Thomas L. Bennett	1,905,607	45,881
John A. Fry	1,901,607	49,881
Anthony D. Knerr	1,905,607	45,881
Lucinda S. Landreth	1,905,607	45,881
Ann R. Leven	1,903,385	48,103
Thomas F. Madison			298	5
Janet L. Yeomans			298	5
J. Richard Zecher	1,902,460	49,028

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Common Shareholders		Preferred Shareholders
		Shares Voted		Shares Voted
	Shares Voted For	Withheld Authority	Shares Voted For	Withheld Authority
Patrick P. Coyne	9,963,948	337,750
Thomas L. Bennett	9,960,404	341,294
John A. Fry	9,957,373	344,325
Anthony D. Knerr	9,947,477	354,221
Lucinda S. Landreth	9,962,248	339,450
Ann R. Leven	9,950,634	351,064
Thomas F. Madison			1,351	18
Janet L. Yeomans			1,351	18
J. Richard Zecher	9,949,969	351,729

The shareholders of Delaware Investments Florida Insured Municipal Income Fund (the “Fund”), voted on the following proposal at the Fund’s reconvened annual shareholders meeting on September 13, 2007. The description of the proposal and the number of shares voted are as follows:

2.	To eliminate a fundamental investment policy requiring Delaware Investments Florida Insured Municipal Income Fund to invest 80% of its net assets in insured, AAA-rated municipal bonds issued by the State of Florida.

Delaware Investments Florida Insured Municipal Income Fund only

Common Shareholders				Preferred Shareholders
Affirmative	Against	Abstained	Broker Non-votes	Affirmative	Against	Abstained
1,325,276	193,989	33,988	414,068	296	103	0

(continues)     29

Other Fund information (unaudited)

Delaware Investments Closed-End Municipal Bond Funds

Board Consideration of Delaware Investments Closed-End Municipal Bond Funds Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees/Directors (Trustees), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Investments Arizona Municipal Income Fund, Inc.; Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Florida Insured Municipal Income Fund; and Delaware Investments Minnesota Municipal Income Fund II, Inc. (each a “Fund” and collectively the “Funds”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one, three, five and 10 year periods ended December 31, 2006. The Board also considered comparative annualized performance for each Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Investments Arizona Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one, three and five year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 10 year period was in the third quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered investment strategy changes implemented in late 2006. The Board was satisfied that management was taking effective action to enhance Fun performance and meet the Board’s performance objective.

Delaware Investments Colorado Municipal Income Fund, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one and three year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five and 10 year periods was in the third quartile and first quartile, respectively. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered investment strategy changes implemented in late 2006. The Board was satisfied that management was taking effective action to enhance Fund performance and meet the Board’s performance objective.

Board Consideration of Delaware Investments Closed-End Municipal Bond Funds
Investment Advisory Agreement (continued)

Delaware Investments Florida Insured Municipal Income Fund – The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end Florida municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three and five year periods was in the fourth quartile and the Fund’s total return for the 10 year period was in the first quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. The Board also noted that the Performance Universe is not comprised solely of insured funds. Many of the funds (even certain of the insured funds) in the Performance Universe can maintain exposure to BBB rated bonds, which have significantly outperformed the AAA rated bonds that the Fund invests in. Based upon the Fund’s investment restrictions and the composition of the Performance Universes, the Board was satisfied with the Fund’s performance results.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The Performance Universe for the Fund consisted of the Fund and all leveraged closed–end other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one and five year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three and 10 year periods was in the second quartile and first quartile, respectively. The Board noted that the Fund’s performance results were mixed, but on an overall basis, tended toward median, which was acceptable.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of each Fund and the effective management fees and expense ratios of a group of similar leveraged closed-end funds as selected by Lipper (Expense Group). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Investments Arizona Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Colorado Municipal Income Fund, Inc. – The expense comparisons for the Fund showed that its management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Florida Insured Municipal Income Fund – The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware Investments Minnesota Municipal Income Fund II, Inc. – The expense comparisons for the Fund showed that its management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets increase only to the extent that the value of the underlying securities in each Fund increase. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of such economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments Closed-End Municipal Bond Funds shareholders. The return and principal value of an investment in each Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Funds may, from time-to-time, purchase shares of their common stock on the open market at market prices.

Board of trustees

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments® Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company
Philadelphia, PA

Principal office of the Funds
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
Mellon Investor Services, LLC
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing
name of Delaware Management Holdings,
Inc. and its subsidiaries.

Number of recordholders as of
Sept. 30, 2007:

Arizona Municipal Income Fund	67
Colorado Insured Municipal
Income Fund	150
Florida Insured Municipal
Income Fund	126
Minnesota Municipal Income
Fund II	668

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(2429)	Printed in the USA
SA-CEMUNI [9/07] CGI 11/07	MF-07-10-347 PO12384

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments Arizona Municipal Income Fund, Inc.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: December 7, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: December 7, 2007

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: December 7, 2007